H&N ACQUISITION 10K	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
H&N ACQUISITION [Abstract]
H&N ACQUISITION
NOTE 5. H&N ACQUISITION

In January 2014, we purchased all of the outstanding shares of H&N for $2.0 million in cash ($1.8 million paid in January 2014 and $0.2 million payable upon the resolution of certain contingencies) and promissory notes in the face amount of $3.3 million, subject to working capital adjustments.  H&N is an Irving, Texas-based formulator and co-packer of products targeted at customers in the direct marketing, internet sales and retail distribution markets. H&N serves the natural products, nutritional supplement and nutraceutical and functional food (NFF) sectors.  We acquired H&N as part of our strategy to vertically integrate our business in order to leverage our proprietary and patented technologies.  The acquisition has been accounted for as a business combination.  The results of H&N’s operations are included in our consolidated financial statements beginning January 2, 2014, and are included in our USA segment.

In the first quarter of 2014, we incurred $0.3 million of acquisition-related costs which are included in selling, general and administrative expenses in the consolidated statements of operations.  The following table summarizes the preliminary aggregate purchase price allocation, the consideration transferred to acquire H&N, as well as the amounts of identified assets acquired and liabilities assumed based on the estimated fair value as of the January 2, 2014, acquisition date (in thousands).

Cash	$1,800
Cash holdback for contingencies	200
Convertible notes payable	2,785
Total fair value of consideration transferred	4,785

Financial assets, including acquired cash of $1,075	1,311
Inventories	1,191
Property	963
Identified intangible asset estimate	3,848
Deferred income taxes, net	(1,448)
Financial liabilities	(1,755)
Net recognized amounts of identifiable assets acquired	4,110
Goodwill - USA segment	$675

The terms of the convertible notes payable are further discussed in Note 10.  The fair value of trade receivables at January 2, 2014 was $0.1 million which equaled the gross amount receivable.   The initial accounting for the acquisition is not complete, and is subject to change primarily for certain working capital adjustments provided for in the agreement and conclusions with regard to identified intangibles.  Preliminarily, we have assigned a $3.8 million value to a customer relationships intangible and we are amortizing that intangible over a three year period as follows: $1.7 million in 2014, $1.3 million in 2015 and $0.8 million in 2016.  In the first quarter of 2014, we recognized $0.5 million of amortization expense in the USA segment related to this intangible.

Our consolidated revenues include $2.5 million of H&N revenues for the first quarter of 2014.  After making a reasonable effort, we have been unable to determine the underlying information required to prepare pro forma information for the first quarter of 2013, as if the H&N acquisition had occurred January 1, 2013.

NOTE 19.  H&N ACQUISITION

In January 2014, we purchased all of the outstanding shares of H&N Distribution, Inc. (H&N) for $2.0 million in cash, plus promissory notes for $3.3 million with an annual interest rate of 1%.  We have the option to pay principal and accrued interest under the notes in either cash or in our common stock, however, if we issue shares to our former warrants holders upon an increase in authorized shares, under the terms of the Exchange, then we must settle any outstanding balance on the notes at that time through the issuance of shares of our common stock.  In the event we elect to pay the notes in our common stock, payment must be made by January 2015.  The number of shares issued to the former H&N shareholders under the notes will be based on the volume weighted average price of our common stock for the thirty trading days ending on the second business day immediately before our election to pay the note in shares of our common stock, but in no event shall such price be lower than $6.00 or higher than $12.00.  If we elect to pay the note in cash, we agree to make equal quarterly payments commencing on March 31, 2015 and ending on December 31, 2018.  During this payment period, the annual interest rate under the notes will increase from 1% to 5% and shall further increase to 10% after January 2016.  We also entered into a five-year employment agreement with H&N’s former chief executive officer and founder, Mark McKnight.

We have not yet finalized the fair value allocation of assets and liabilities acquired from H&N.